SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Excluded from the Computation of Basic and Diluted Net Loss Per Share

	2020		2019
Convertible notes payable	1,282,203,301		137,219,847
Options to purchase common stock(1)	0	(1)	0	(1)
Warrants to purchase common stock	293,054,702		110,846,817
Total	1,575,258,003		248,066,664

(1)	On February 27, 2019, Donald Steinberg and Charles Larsen cancelled previously issued options to purchase an aggregate of 1,000,000,000 shares at an average exercise price of $0.0005 per share, representing 100% of all previously issued options.